JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

December 29, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
JPMorgan Floating Rate Income Fund and JPMorgan
Global Bond Opportunities Fund (the “Funds”)
File Nos. 811-21295 and 333-13022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the JPMorgan Floating Rate Income Fund and the Statements of Additional Information for both of the Funds do not differ from the Prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 535 (Amendment 536 under the Investment Company Act of 1940) filed electronically on December 20, 2017.

If you have any questions, please call the undersigned at (614) 213-4042.

Sincerely,

  /s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary